Operating leases (Tables)	12 Months Ended
Dec. 31, 2022
Operating leases [Abstract]
Schedule of consolidated balance sheets
	As of December 31,
	2021	2022
	USD	USD

Right-of-use asset, net	$-	$162,270

Operating lease liabilities, current	-	87,129
Operating lease liabilities, non-current	-	74,384
Total operating lease liabilities	$-	$161,513

Schedule of operating lease cost reported in the consolidated statements of comprehensive loss
Year ended December 31, 2022
USD
Operating lease cost	$19,199
Short-term lease cost	24,967
Total	44,166

Schedule of undiscounted cash flows
For the year ending December 31	USD
2023	$92,684
2024	75,832
Total undiscounted operating lease payments	168,516
Less: imputed interest	(7,003)
Present value of operating lease liabilities	161,513